Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Jun. 04, 2024	Oct. 31, 2023	Oct. 31, 2022	Jan. 24, 2022	Oct. 31, 2021	Aug. 25, 2021	Oct. 31, 2020	Jun. 22, 2020	Oct. 31, 2019	Nov. 27, 2018	Oct. 31, 2018	Oct. 31, 2017	Nov. 14, 2016	Oct. 31, 2016	Apr. 18, 2016	Oct. 31, 2015	May 27, 2015	Mar. 16, 2015	Oct. 31, 2014
C000090392
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Lithium & Battery Tech ETF
Account Value	$ 20,908						$ 22,492	$ 31,521		$ 42,652		$ 20,034		$ 11,526		$ 13,498	$ 16,875		$ 10,137		$ 8,682			$ 10,000
C000100210
Account Value [Line Items]
Line Graph and Table Measure Name	Global X SuperDividend<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ETF
Account Value	$ 7,258						6,027	6,046		9,134		6,908		10,281		10,387	10,893		9,666		9,099			10,000
C000105277
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Social Media ETF
Account Value	$ 22,382						18,475	13,159		32,285		27,378		16,822		15,336	16,967		12,199		10,000			10,000
C000116930
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Guru<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index ETF
Account Value	$ 19,729						13,896	13,547		20,304		14,774		13,330		11,703	11,103		8,932		9,206			10,000
C000112947
Account Value [Line Items]
Line Graph and Table Measure Name	Global X SuperIncome™ Preferred ETF
Account Value	$ 12,462						10,037	11,062		12,835		11,287		11,197		10,285	10,375		10,241		9,805			10,000
C000122244
Account Value [Line Items]
Line Graph and Table Measure Name	Global X SuperDividend<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. ETF
Account Value	$ 12,309						9,753	11,159		11,031		7,739		11,076		10,794	10,413		9,328		9,133			10,000
C000152059
Account Value [Line Items]
Line Graph and Table Measure Name	Global X MSCI SuperDividend<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ETF
Account Value	$ 10,441						8,864	7,791		11,257		8,946		11,326		10,571	12,307		10,993		9,511		$ 10,000
C000112948
Account Value [Line Items]
Line Graph and Table Measure Name	Global X SuperDividend<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> REIT ETF
Account Value	$ 10,113						8,129	8,738		11,090		7,987		14,776		12,998	12,462		11,029		9,114		10,000
C000157108
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Renewable Energy Producers ETF
Account Value	$ 8,570						8,071	11,198		14,279		12,377		11,111		8,936	9,261		7,895		7,361	$ 10,000
C000159972
Account Value [Line Items]
Line Graph and Table Measure Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Catholic Values ETF
Account Value	$ 30,393						22,261	20,381		24,417		17,013		15,482		13,597	12,724		10,239	$ 10,000
C000174155
Account Value [Line Items]
Line Graph and Table Measure Name	Global X MSCI SuperDividend<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EAFE ETF
Account Value	$ 15,902						12,829	11,246		13,735		9,601		12,844		11,914	12,619	$ 10,000
C000203264
Account Value [Line Items]
Line Graph and Table Measure Name	Global X E-commerce ETF
Account Value	$ 18,108						11,497	10,253		21,005		17,893		11,720	$ 10,000
C000219588
Account Value [Line Items]
Line Graph and Table Measure Name	Global X S&P Catholic Values Developed ex-U.S. ETF
Account Value	$ 13,871						11,184	9,858		13,342		9,972	$ 10,000
C000228847
Account Value [Line Items]
Line Graph and Table Measure Name	Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Tail Risk ETF
Account Value	$ 12,333						9,254	7,749		10,183	$ 10,000
C000228849
Account Value [Line Items]
Line Graph and Table Measure Name	Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Collar 95-110 ETF
Account Value	$ 12,216						9,476	8,856		10,202	10,000
C000228853
Account Value [Line Items]
Line Graph and Table Measure Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Tail Risk ETF
Account Value	$ 12,369						9,205	8,725		10,143	10,000
C000228855
Account Value [Line Items]
Line Graph and Table Measure Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Collar 95-110 ETF
Account Value	$ 12,269						9,358	9,157		10,106	10,000
C000105363
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Disruptive Materials ETF
Account Value	$ 7,065						6,165	7,702	$ 10,000
C000249892
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Russell 2000 ETF
Account Value	$ 10,853	$ 11,013	$ 10,936	$ 11,101	$ 10,082	$ 10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 23,808						17,929	16,225		20,270		14,766		14,078		12,503	12,568		10,201		9,997			10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 23,808						17,929	16,225		20,270		14,766		14,078		12,503	12,568		10,201		9,997			10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 23,808						17,929	16,225		20,270		14,766		14,078		12,503	12,568		10,201		9,997			10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 33,950						24,599	22,334		26,155		18,301		16,681		14,591	13,593		10,994		10,520			10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 33,950						24,599	22,334		26,155		18,301		16,681		14,591	13,593		10,994		10,520			10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 33,950						24,599	22,334		26,155		18,301		16,681		14,591	13,593		10,994		10,520			10,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 15,059						12,017	10,846		15,725		13,444		12,420		11,103	12,692		10,037		9,186		10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 23,462						17,668	15,989		19,975		14,551		13,873		12,322	12,386		10,053		9,851		10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 22,517						16,957	15,345		19,171		13,965		13,315		11,826	11,887		9,648		9,455	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 31,695						22,965	20,850		24,417		17,085		15,573		13,622	12,690		10,264	10,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 17,669						14,369	12,560		16,311		12,156		13,052		11,754	12,619	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 19,146						14,418	13,048		16,301		11,875		11,321	10,000
MSCI EAFE Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Account Value	$ 14,464						11,763	10,282		13,353		9,952	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 13,325						9,655	8,766		10,266	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 13,325						9,655	8,766		10,266	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 13,325						9,655	8,766		10,266	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 13,325						9,655	8,766		10,266	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,346						9,297	8,414	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 10,839	10,938	10,709	10,456	10,330	10,000
Solactive Global Lithium Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Global Lithium Index (net)
Account Value	$ 21,317						22,858	31,935		42,954		20,056		11,563		13,551	16,931		10,184		8,662			10,000
Solactive Global SuperDividend Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Global SuperDividend Index (net)
Account Value	$ 7,153						5,894	5,866		9,138		6,890		10,243		10,357	10,851		9,559		9,104			10,000
Solactive Social Media Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Social Media Index (NR) (USD)
Account Value	$ 23,556						19,366	13,709		33,563		28,304		17,278		15,662	17,222		12,327		10,028			10,000
Solactive Guru Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Guru Index (net)
Account Value	$ 20,074						14,057	13,786		20,592		14,992		13,513		11,847	11,191		8,981		9,240			10,000
Global X U.S. High Yield Preferred Index^
Account Value [Line Items]
Line Graph and Table Measure Name	Global X U.S. High Yield Preferred Index^
Account Value	$ 13,190						10,577	11,625		13,428		11,722		11,572		10,578	10,633		10,426		9,940			10,000
Indxx SuperDividend U.S. Low Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx SuperDividend U.S. Low Volatility Index
Account Value	$ 13,056						10,285	11,699		11,492		8,048		11,531		11,185	10,732		9,473		9,166			$ 10,000
MSCI Emerging Markets Top 50 Dividend Index (net)^
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Top 50 Dividend Index (net)^
Account Value	$ 11,739						9,770	8,498		12,331		9,657		12,060		11,167	12,897		11,182		9,565		10,000
Solactive Global SuperDividend REIT Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Global SuperDividend REIT Index (net)
Account Value	$ 10,643						8,513	9,088		11,486		8,243		15,260		13,340	12,715		11,148		9,141		10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 32,641						23,650	21,472		25,146		17,595		16,038		14,028	13,068		10,570		10,114		$ 10,000
Indxx Renewable Energy Producers Index (net)^
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Renewable Energy Producers Index (net)^
Account Value	$ 8,876						8,326	11,519		14,638		12,623		11,304		9,022	9,346		7,912		$ 7,377	$ 10,000
S&P 500 Catholic Values Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Catholic Values Index
Account Value	$ 30,396						22,201	20,264		24,221		16,827		15,257		13,356	12,461		$ 10,148	$ 10,000
MSCI EAFE Top 50 Dividend Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Top 50 Dividend Index (net)
Account Value	$ 16,479						13,235	11,589		14,081		9,773		12,994		$ 11,997	$ 12,666	$ 10,000
Solactive E-commerce Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive E-commerce Index (net)
Account Value	$ 18,583						11,745	10,430		21,295		18,066		$ 11,788	$ 10,000
S&P Developed ex-U.S. Catholic Values Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. Catholic Values Index (net)
Account Value	$ 14,048						11,292	9,932		13,419		$ 9,981	$ 10,000
NASDAQ-100 Quarterly Protective Put 90 Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ-100 Quarterly Protective Put 90 Index
Account Value	$ 12,505						9,352	7,832		10,180	10,000
NASDAQ -100 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ -100 Index (USD)
Account Value	$ 13,282						9,543	7,488		10,323	10,000
NASDAQ-100 Quarterly Collar 95-110 Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ-100 Quarterly Collar 95-110 Index
Account Value	$ 12,571						9,575	8,960		10,187	10,000
NASDAQ -100 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ -100 Index (USD)
Account Value	$ 13,282						9,543	7,488		10,323	10,000
Cboe S&P 500 Tail Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 Tail Risk Index
Account Value	$ 12,571						9,334	8,801		10,159	10,000
Cboe S&P 500 3-Month Collar 95-110 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 3-Month Collar 95-110 Index
Account Value	$ 12,427						9,454	9,198		$ 10,112	$ 10,000
Solactive Disruptive Materials Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Disruptive Materials Index
Account Value	$ 7,162						$ 6,209	$ 7,728	$ 10,000
Russell 2000 RIC Capped Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 RIC Capped Index (TR) (USD)
Account Value	$ 10,858	$ 11,017	$ 10,941	$ 11,107	$ 10,082	$ 10,000